General (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General [Abstract]
Description of administration	the Company announced top-line results from the Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD”) I Phase 3 trial. SHIELD I did not achieve its primary endpoint of reduction in SSIs, re-interventions due to SSIs and mortality: in the Intent to Treat population, the local administration of D-PLEX100 and standard of care (“SoC”), (n=485) resulted in a decrease in the primary endpoint of 23 percent compared to SoC alone (n=489) (p=0.1520).
Cash equivalents and short-term deposits		$ 15,106		$ 15,106
Income loss		(5,837)	$ (11,845)	(11,905)	$ (23,719)	$ (39,557)
Net cash used in operating activities				(8,281)	$ (20,342)
Accumulated deficit		$ (226,349)		$ (226,349)		$ (214,444)